Cover	Nov. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2025
Entity File Number	000-55769
Entity Registrant Name	AIS Holdings Group, Inc.
Entity Central Index Key	0001702015
Entity Tax Identification Number	36-4877329
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3-5-2-205
Entity Address, Address Line Two	Kojimachi
Entity Address, City or Town	Chiyoda-ku
Entity Address, Country	JP
Entity Address, Postal Zip Code	102-0083
Local Phone Number	81-3-6670-1691
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false